BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,094,556
Prepaid expenses	106,316
Total Current Assets	1,200,872
Cash and marketable securities held in Trust Account	135,706,395
Total Assets	136,907,267
Current liabilities:
Accounts payable	5,109
Accrued expenses	112,579
Total Current Liabilities	117,688
Deferred underwriting commissions	4,749,500
Total Liabilities	4,867,188
Commitments and Contingencies
Class A Common stock subject to possible redemption, 12,704,007 shares at $10.00 per share	127,040,070
Stockholders' Equity
Additional paid-in capital	5,311,049
Accumulated deficit	(311,513)
Total Stockholders' Equity	5,000,009
Total Liabilities and Stockholders' Equity	136,907,267
Class A common stock
Stockholders' Equity
Common stock	134
Class B common stock
Stockholders' Equity
Common stock	$ 339